Income tax (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Loss before income tax
	2015	2016	2017
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	(55)	3,933	693
PRC	148	(167)	2,531
Others	(20)	(585)	171

Total	73	3,181	3,395

Deferred taxes
	2015	2016	2017
	$ in thousands	$ in thousands	$ in thousands

Current income tax expense	(13)	(310)	(600)
Income tax credit	1,050	-	-

Total income tax credit / (expense)	1,037	(310)	(600)

Geographic tax expense
	2015	2016	2017
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	1,050	(310)	(5)
PRC	(13)	-	(595)

Total	1,037	(310)	(600)

Income tax liabilities
	2016	2017
	$ in thousands	$ in thousands

Non-current	-	-
Current	317	533

Total	317	533

Deferred tax assets and liabilities

Total property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2016	2017
	$ in thousands	$ in thousands
Hong Kong	1,159	1,126
The PRC	10,558	9,168

Total property, plant and equipment	11,717	10,294

(c)	The following is a summary of net export sales by geographical areas, which are defined by the final shipment destination, constituting 10% or more of total sales of the Company for the years ended March 31, 2015, 2016 and 2017:

	Year ended March 31,
	2015		2016		2017
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	21,271	73	14,062	59	10,356	59
Germany	6,210	22	4,568	19	2,797	16
Netherlands	0	0	1,901	8	2,299	13

	27,481	95	20,531	86	15,452	88

Changes in valuation allowance
	2015	2016	2017
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	853	4,459	4,459
Charged / (credited) to income tax expense	3,606	-	(189)

Balance, March 31	4,459	4,459	4,270

Tax expense attributable to earnings
	2015	2016	2017
	$ in thousands	$ in thousands	$ in thousands

Income before income taxes	73	3,181	3,395

Income tax benefit / (expense) on pretax income at statutory rate	(12)	(525)	(560)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(233)	(95)	(52)
Profit not subject to income tax	542	387	472
Expenses not deductible for income tax purposes	(336)	(255)	(686)
Increase / (decrease) in valuation allowance	3,606	-	(189)
Reversal of provision from conclusion of tax review with tax authorities	2,595	-	-
Tax expense from conclusion of tax review with tax authorities	(1,545)	-	-
Under provision in prior year	-	-	5
Utilization of tax losses / (tax losses recognized)	(3,580)	178	410

Total income tax credit / (expense)	1,037	(310)	(600)